ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended
Dec. 31, 2012
ORGANIZATION AND DESCRIPTION OF BUSINESS [Text Block]

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

When U.S. Cobalt Inc. (“GTH” or the “Company”) completed a reverse take-over on December 19, 2003, the former stockholders of U.S. Geothermal Inc. (“GEO – Idaho”) a company incorporated on February 26, 2002 in the State of Idaho, U.S.A. acquired control of GTH. In connection with the transaction, U.S. Cobalt Inc. changed its name to U.S. Geothermal Inc. and consolidated its common stock on a one new to five old basis. All references to common shares in these financial statements have been restated to reflect the rollback of common stock. The Company constructs and manages power plants that utilize geothermal resources to produce energy. The Company’s operations have been, primarily, focused in the Western United States of America.

All references to “dollars” or “$” are to United States dollars and all references to CDN are to Canadian dollars.

Basis of Presentation

The Company consolidates subsidiaries that it controls (more-than- 50% owned) and entities over which control is achieved through means other than voting rights. These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, as well as three controlling interests. The accounts of the following companies are consolidated in these financial statements:

i)	U.S. Geothermal Inc. (incorporated in the State of Delaware);
ii)	U.S. Geothermal Inc. (incorporated in the State of Idaho);
iii)	U.S. Geothermal Services, LLC (organized in the State of Delaware);
iv)	Nevada USG Holdings, LLC (organized in the State of Delaware);
v)	USG Nevada LLC (organized in the State of Delaware);
vi)	Nevada North USG Holdings, LLC (organized in the State of Delaware);
vii)	USG Nevada North, LLC (organized in the State of Delaware);
viii)	Oregon USG Holdings, LLC (organized in the State of Delaware);
ix)	USG Oregon LLC (organized in the State of Delaware);
x)	Raft River Energy I LLC (organized in the State of Delaware);
xi)	Gerlach Geothermal LLC (organized in the State of Delaware);
xii)	USG Gerlach LLC (organized in the State of Delaware); and
xiii)	U.S. Geothermal Guatemala, S.A. (organized in Guatemala)

All intercompany transactions are eliminated upon consolidation.

Raft River Energy I LLC (“RREI”), a 100% owned subsidiary prior to July 1, 2006, was recorded from July 1, 2006 through March 31, 2011 under the equity method after the addition of a controlling partner for additional project financing. The Company has determined that effective April 1, 2011, RREI should be fully consolidated and a non-controlling interest recognized for the remaining investment value of RREI’s other member. The change was warranted due to circumstances and conditions that affected the control of the entity (See Note 17 for details).

In cases where the Company owns a majority interest in an entity but does not own 100% of the interest in the entity, it recognizes a non-controlling interest attributed to the interest controlled by outside third parties. The Company will recognize 100% of the assets and liabilities of the entity, and disclose the non-controlling interest. The statements of operations will consolidate the subsidiary’s full operations, and will separately disclose the elimination of the non-controlling interest’s allocation of profits and losses.